UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2
UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 811-22229

PNMAC MORTGAGE OPPORTUNITY FUND, LLC
(Name of Registrant)

3043 Townsgate Road, Westlake Village
California 91361
 (Address of Principal Executive Office)

The undersigned hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)                                 Title of the class of securities of PNMAC Mortgage Opportunity Fund, LLC (the “Company”) to be redeemed:

Series A Preferred Shares (the “Series A Shares”).

(2)                                 Date on which the securities are to be redeemed:

The Series A Shares will be redeemed on June 22, 2018 (the “Redemption Date”).

(3)                                 Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Series A Shares are to be redeemed pursuant to Section 3 of the Statement of Preferences, dated August 1, 2008 (the “Statement of Preferences”).

(4)                                 The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem all of the outstanding Series A Shares (228 Series A Shares are outstanding, with an aggregate principal amount of $114,000) pursuant to the terms of the Statement of Preferences.  The Series A Shares have a liquidation preference equal to $500 per Series A Share plus accumulated and unpaid dividends.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 21st day of May, 2018.

PNMAC MORTGAGE OPPORTUNITY FUND, LLC

By:	/s/ Andrew S. Chang
	Name:	Andrew S. Chang
	Title:	Senior Managing Director and Chief Financial Officer